Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.
CNH Industrial has five operating segments:
Agricultural Equipment designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the STEYR brand in Europe and the Miller brand, primarily in North America and Australia. Following the acquisition of the grass and soil implement business of Kongskilde Industries in February 2017, certain agricultural equipment products have been sold under the Kongskilde, Överum, and JF brands.
Construction Equipment designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, compact track loaders, and telehandlers. Construction equipment is sold under the CASE Construction and New Holland Construction Equipment brands.
Commercial Vehicles designs, manufactures and distributes a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the IVECO brand, commuter buses and touring coaches under the IVECO BUS (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.
Powertrain designs, manufactures and distributes a range of engines, transmission systems and axles for on- and off-road applications, as well as for marine and power generation under the FPT Industrial brand.
Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products. Financial Services also provides trade receivables factoring services to CNH Industrial companies.
Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.
Historically and through 2017, the CODM assessed the performance of the operating segments on the basis of Operating Profit of Industrial Activities calculated using U.S. GAAP. In addition, for Financial Services, the CODM assessed the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP. Furthermore, the CODM reviewed expenditures for long-lived assets while other operating segment asset information was not readily available.
Concurrently with the change in accounting standards, CNH Industrial reviewed the metrics on which the operating segments will be assessed. Effective January 1, 2018, the CODM began to assess segment performance and make decisions about resource allocation based upon Adjusted EBIT and Adjusted EBITDA. The Company believes Adjusted EBIT and Adjusted EBITDA more fully reflect segment and consolidated profitability. Adjusted EBIT is defined as net income/(loss) before income taxes, interest expenses of Industrial Activities, net, restructuring charges, the finance and non-service component of pension and other post-employment benefits costs, foreign exchange gains/(losses) and certain non-recurring items. Adjusted EBITDA is defined as Adjusted EBIT plus depreciation and amortization (including on assets under operating leases and assets sold under buy-back commitments). With reference to Financial Services, the CODM continues to assess the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP.
The following table includes the reconciliation of Adjusted EBIT and Adjusted EBITDA, non-GAAP financial measures, to net income, the most comparable U.S. GAAP financial measure, for the years ended December 31, 2018, 2017, and 2016.

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net income	$1,099	$290	$(261)
Income tax (expense)	417	457	297
Interest expenses of Industrial Activities, net of interest income and eliminations	368	482	541
Foreign exchange (gains) losses, net	171	124	142
Finance and non-service component of Pension and other post-employment benefit costs	(15)	102	107
Restructuring expenses	61	93	44
Venezuelan re-measurement and impairment of assets, and 2017 year-end deconsolidation of Venezuelan operations	—	92	34
Chinese joint venture restructuring	—	—	9
European Commission settlement	—	—	551
Adjusted EBIT	$2,101	$1,640	$1,464
Depreciation and Amortization	703	725	716
Depreciation of assets under operating leases and assets sold with buy-back commitments	634	625	545
Adjusted EBITDA	$3,438	$2,990	$2,725

Segment Information
The following summarizes Adjusted EBIT by reportable segment:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Agricultural Equipment	$1,036	$791	$642
Construction Equipment	91	(16)	(44)
Commercial Vehicles	299	195	279
Powertrain	406	360	233
Unallocated items, eliminations and other	(247)	(187)	(142)
Total Industrial Activities	$1,585	$1,143	$968
Financial Services	516	497	496
Adjusted EBIT	$2,101	$1,640	$1,464

The following summarizes Adjusted EBITDA by reportable segment:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Agricultural Equipment	$1,339	$1,106	$951
Construction Equipment	152	49	25
Commercial Vehicles	890	735	771
Powertrain	536	488	357
Unallocated items, eliminations and other	(246)	(187)	(142)
Total Industrial Activities	$2,671	$2,191	$1,962
Financial Services	767	799	763
Adjusted EBITDA	$3,438	$2,990	$2,725

A summary of additional operating segment information as of and for the years ended December 31, 2018, 2017, and 2016 is as follows:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Revenues:
Agricultural Equipment	$11,682	$10,683	$9,690
Construction Equipment	3,021	2,530	2,206
Commercial Vehicles	10,939	10,562	9,628
Powertrain	4,565	4,369	3,707
Eliminations and other	(2,376)	(2,375)	(2,015)
Net sales of Industrial Activities	27,831	25,769	23,216
Financial Services	1,989	2,028	1,916
Eliminations and other	(114)	(96)	(37)
Total Revenues	$29,706	$27,701	$25,095
Depreciation and Amortization (*):
Agricultural Equipment	301	315	309
Construction Equipment	61	65	69
Commercial Vehicles	206	212	208
Powertrain	130	128	124
Other activities and adjustments	1	—	—
Depreciation and amortization of Industrial Activities	699	720	710
Financial Services	4	5	6
Depreciation and amortization	$703	$725	$716
Expenditures for long-lived assets (*):
Agricultural Equipment	$224	$208	$194
Construction Equipment	40	36	36
Commercial Vehicles	195	152	173
Powertrain	91	90	96
Other activities	—	2	2
Expenditures for long-lived assets of Industrial Activities	550	488	501
Financial Services	8	4	2
Expenditures for long-lived assets	$558	$492	$503

(*)	Excluding assets sold with buy-back commitments and equipment on operating leases
Geographic Information
CNH Industrial has its principal office in London, England, U.K. Revenues earned in the U.K. from external customers were $1,006 million, $864 million, and $826 million for the years ended December 31, 2018, 2017, and 2016, respectively. Revenues earned in the rest of the world from external customers were $28,700 million, $26,837 million, and $24,269 million for the years ended December 31, 2018, 2017, and 2016, respectively. The following highlights revenues earned from external customers in the rest of the world by destination:

	2018	2017	2016
	(in millions)
United States	$5,719	$5,014	$4,946
Italy	3,383	3,021	2,798
France	2,994	2,658	2,633
Brazil	2,093	1,789	1,586
Germany	2,062	1,833	1,650
Canada	1,124	1,182	1,141
Australia	929	1,063	929
Spain	1,084	1,016	924
Argentina	524	984	678
Poland	658	507	442
Other	8,130	7,770	6,542
Total Revenues from external customers in the rest of world	$28,700	$26,837	$24,269

Total long-lived tangible and intangible assets located in the U.K. were $218 million and $288 million at December 31, 2018 and 2017, respectively, and the total of such assets located in the rest of the world totaled $10,699 million and $11,652 million at December 31, 2018 and 2017, respectively. The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2018	2017
	(in millions)
United States	$5,311	$4,850
Italy	1,531	1,663
France	830	897
Germany	671	809
Spain	626	749
Canada	240	565
Brazil	308	386
China	534	278
Other	648	1,455
Total Long-lived assets in the rest of the world	$10,699	$11,652

In 2018, 2017, and 2016, no single external customer of CNH Industrial accounted for 10 percent or more of consolidated revenues.